RELATED PARTY TRANSACTIONS AND BALANCES (Details Narrative) - HKD ($)		12 Months Ended
	Mar. 13, 2025	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Cost of revenue		$ 20,706,126	$ 12,823,515	$ 3,791,302
Written off			481,293
Deposit liabilities			950,000
Directors [member]
IfrsStatementLineItems [Line Items]
Administrative expenses		1,230,000	1,679,022
Cost of revenue			240,978
Chan kam biu richard [member]
IfrsStatementLineItems [Line Items]
Administrative expenses			959,022
Cost of revenue			240,978
Remuneration waived			1,200,000
Lui Lai Yuen [member]
IfrsStatementLineItems [Line Items]
Repayment due to shareholder and directors		200,000
Dr Chan Kam Biu, Richard [member]
IfrsStatementLineItems [Line Items]
Repayment due to shareholder and directors		1,935,441	729,302
Services received, related party transactions		1,706,496	$ 843,647
Ms. Lui Lai Yuen, and Mr. Chan Koon Wah Charles [member]
IfrsStatementLineItems [Line Items]
Total consideration	$ 9,500,000	$ 9,494,200